STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 13 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, par value $0.001 per share.

Series D

As of June 30, 2026, there were 0 shares of Series D issued and outstanding.

Series A-1

As of June 30, 2026, there were 450,000 shares of Series A-1 Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue 1,200,000,000 shares of common stock, par value $0.001 per share.

During the year ended December 31, 2025, the Company issued 3,427 shares of common stock for services rendered.

During the year ended December 31, 2025, the Company issued 328,451 shares of common stock pursuant to the cashless exercises of warrants.

During the year ended December 31, 2025 the Company issued 260,403 shares of common stock and warrants pursuant to purchase agreements for total cash proceeds of approximately $11,041,070, gross of offering costs, and $10,478,605 net of $562,465 in offering fees.

During the year ended December 31, 2025, the Company issued 159 shares of common stock pursuant to rounding upon the effectuation of a reverse stock split.

During the three months ended March 31, 2026, the Company issued no shares of common stock.

As of June 30, 2026 and December 31, 2025 there were 829,631 and 829,631 shares of common stock issued and outstanding, respectively.

Additional Paid in Capital

During the year ended December 31, 2025, the Company credited additional paid-in capital approximately $10.5 million related to the issuance of common stock and warrants pursuant to purchase agreements for cash, net of offering costs.

During the year ended December 31, 2025, the Company recorded a deemed dividend of approximately $3.0 million in additional paid-in capital for the reduction in the exercise price of certain outstanding warrants.

During the year ended December 31, 2025, the Company recognized $99,996 in additional paid-in capital for common stock issued for services rendered.

During the year ended December 31, 2025, the Company recognized $(329) in additional paid-in capital for common stock issued pursuant to the cashless exercise of warrants.

During the year ended December 31, 2025, the Company recognized $1,490 in additional paid in capital pursuant to rounding for the effectuation of a reverse stock split.

NOTE 15 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, par value $0.001 per share.

Series D

On March 29, 2024, the Company authorized the issuance of 1,000 shares of Series D Preferred Stock, par value $0.001 per share (the “Series D”). The Series D has a $10,000 stated value per share. The Series D is convertible into the Company’s common stock at $3,366 per share, subject to adjustment as set forth therein, except the Preferred Stock is not convertible until such time as the currently outstanding senior secured indebtedness of the Company has been satisfied in full. In addition, the Company has the right to redeem the Series D in cash or shares of its Common Stock.

On March 29, 2024, the Company entered into an exchange agreement with DWM Properties LLC (“DWM”), whereby the Company and DWM agreed to exchange $10,000,000 of that certain Secured Promissory Note, dated July 31, 2023, to be issued by the Company to the DWM for shares of the Company’s newly created Series D.

On May 10, 2024, the Company entered into an exchange agreement with DWM, whereby the Company and DWM agreed to exchange 1,000 shares of the Company’s Series D issued by the Company to DWM, for 12,122 shares of the Company’s common stock. As a result of the transaction, the Series D stock were extinguished. The resulting gain on the transaction of $1,224,400 for the difference between the fair value of the common stock and the carrying value of the Series D was recorded as a contribution of capital as the transaction was between related parties.

On May 28, 2024, the Company filed a Certificate of Elimination to retire the class of Series D preferred stock.

As of December 31, 2025, there were 0 shares of Series D issued and outstanding.

Series A-1

On November 15, 2024, the Company authorized the issuance of 450,000 shares of Series A-1 Preferred Stock, par value $0.001 per share. The Series A-1 Preferred Stock has a $1,000 stated value per share and each share is convertible into common stock at 0.0001% of the then-outstanding shares of common stock at the election of the holder. The Series A-1 have a liquidation preference senior to common, do not bear dividends, and are entitled to vote on an as-converted basis.

On December 2, 2024, the Company issued 450,000 shares of Series A-1 Preferred Stock as consideration for land and permits purchased from DWM Properties, LLC, controlled by the Company’s Chief Executive Officer. The value of the shares of Series A-1 was calculated on an as-converted basis at $3,300,048.

As of December 31, 2025 and 2024, there were 450,000 and 450,000 shares of Series A-1 Preferred Stock issued and outstanding, respectively.

Common Stock

The Company is authorized to issue 1,200,000,000 shares of common stock, par value $0.001 per share.

During the year ended December 31, 2024, the Company issued 74,084 shares of common stock pursuant to purchase agreements for cash proceeds of $40,369,115, net of legal fees and commissions of $2,071,451.

During the year ended December 31, 2024, the Company issued 987 shares pursuant to the exercise of warrants for cash proceeds of $2,834,741, net of legal fees $139,955. The Company issued extra shares with a value of $52,183.

During the year ended December 31, 2024, the Company issued 107,337 shares pursuant to the cashless exercise of warrants.

During the year ended December 31, 2024, the Company issued 1,415 shares as an adjustment to round-up fractional shares for the reverse-split.

During the year ended December 31, 2024, the Company issued 12,121 shares for the exchange of Series D Preferred Stock.

During the year ended December 31, 2024, the Company issued 3,749 shares for the exchange and retirement of a related-party debt note in the principal amount of $7,218,350.

During the year ended December 31, 2024, the Company issued 26,280 shares of common stock for the conversion of debt in the principal amount of $16,502,917 with a fair value of $37,953,304. The Company realized a $14,213,480 loss from the conversion premiums on the conversion of the notes.

During the year ended December 31, 2024, the Company issued 13,939 with a value of $761,124, of which $761,124 vested and services were performed during the year ended December 31, 2024 and $76,875 vested and services will be performed in 2025.

During the year ended December 31, 2025, the Company issued 3,427 shares of common stock for services rendered.

During the year ended December 31, 2025, the Company issued 328,451 shares of common stock pursuant to the cashless exercises of warrants.

During the year ended December 31, 2025 the Company issued 260,403 shares of common stock and warrants pursuant to purchase agreements for total cash proceeds of approximately $11,041,070, gross of offering costs, and $10,478,605 net of $562,465 in offering fees.

During the year ended December 31, 2025, the Company issued 159 shares of common stock pursuant to rounding upon the effectuation of a reverse stock split.

As of December 31, 2025 and 2024 there were 829,631 and 237,191 shares of common stock issued and outstanding, respectively.

Additional Paid in Capital

During the year ended December 31, 2024, the Company credited additional paid in capital $3,004,909 for the fair value of warrants issued as commission for its warrant inducement and common stock purchase agreements. The Company estimated the fair value of the warrants using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 122.93 – 162.12%, (3) risk-free interest rate of 4.21 – 4.66%, and (4) expected life of 5 years.

During the year ended December 31, 2024, the Company credited additional paid in capital $3,029,927 for the fair value of warrants issued for its warrant inducement. The Company estimated the fair value of the warrants using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 123.05%, (3) risk-free interest rate of 4.22%, and (4) expected life of 5 years.

During the year ended December 31, 2024, the Company credited additional paid in capital $23,943,940 for a deemed dividend for the triggering of certain price protection provisions in the conversion feature of its senior secured debt. The Company estimated the fair value of the deemed dividend using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 93%, (3) risk-free interest rate of 5.06%, and (4) expected life of 1.37 years.

During the year ended December 31, 2024, the Company credited additional paid in capital $52,574,896 for deemed dividends for the reduction in the exercise price of certain warrants. The Company estimated the fair value of the deemed dividends using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 108.49 – 162.12%, (3) risk-free interest rate of 4.36 – 4.64%, and (4) expected life of 5 years.

During the year ended December 31, 2024, the Company credited additional paid in capital $12,388,229 for the modification of the conversion feature related to then outstanding convertible notes payable. The Company estimated the change in fair value of the conversion feature using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 130.66%, (3) risk-free interest rate of 5.12%, and (4) expected life of 1.24 years.

On May 16, 2024 as a result of the issuance of additional warrants under the security purchase agreements, the Company no longer had sufficient authorized shares in the event that all potentially dilutive instruments were exercised. The Company accounted for the warrants affected under a sequencing approach as a derivative liability under ASC 815 due to the lack of net share settlement. The Company debited additional paid in capital $64,951,789 to establish the derivative liability. Upon the Company enacting the Reverse Stock Split on May 31, 2024, the authorized share shortfall was alleviated and the Company credited additional paid in capital $16,636,840, after the reclassification into equity. See Note 18 for further details

During the year ended December 31, 2025, the Company credited additional paid-in capital approximately $10.5 million related to the issuance of common stock and warrants pursuant to purchase agreements for cash, net of offering costs.

During the year ended December 31, 2025, the Company recorded a deemed dividend of approximately $3.0 million in additional paid-in capital for the reduction in the exercise price of certain outstanding warrants.

During the year ended December 31, 2025, the Company recognized $99,996 in additional paid-in capital for common stock issued for services rendered.

During the year ended December 31, 2025, the Company recognized $(329) in additional paid-in capital for common stock issued pursuant to the cashless exercise of warrants.

During the year ended December 31, 2025, the Company recognized $1490 in additional paid in capital pursuant to rounding for the effectuation of a reverse stock split.